TRAVELERS INDEX ANNUITY
                                                 SUPPLEMENT DATED MAY 1, 2003 TO
                                                    PROSPECTUS DATED MAY 1, 2003




The following information supplements, and to the extent inconsistent therewith, replaces the information in the Travelers Index Annuity contract prospectus. Please retain this supplement and keep it with the contract prospectus for future reference.






     THE PRINCIPAL PROTECTION FEATURE IS CURRENTLY UNAVAILABLE. ALL REFERENCES TO THE PRINCIPAL PROTECTION FEATURE ARE HEREBY DELETED.


























L-19969                                                              May 1, 2003